Acquisitions and divestitures (2014 Divestitures) - Additional Information (Detail) - Predecessor $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2014 USD ($)	May 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Divestiture
Long Lived Assets Held For Sale [Line Items]
Number Of Divestitures | Divestiture			4
Number Of Planned Divestitures | Divestiture			5
Eagle Ford Formation, Texas
Long Lived Assets Held For Sale [Line Items]
Proceeds from sale of oil and gas properties			$ 20,007
Andrews County, TX and Osage County, OK
Long Lived Assets Held For Sale [Line Items]
Proceeds from sale of oil and gas properties			$ 24,478
Scout Energy Group I, LP | Fort Worth Basin
Long Lived Assets Held For Sale [Line Items]
Proceeds from sale of oil and gas properties		$ 23,702
RKI Exploration And Production, LLC | Delaware Basin
Long Lived Assets Held For Sale [Line Items]
Proceeds from sale of oil and gas properties		$ 124,717
RAM Energy, LLC | Ark-La-Tex
Long Lived Assets Held For Sale [Line Items]
Proceeds from sale of oil and gas properties	$ 49,078
RAM Energy, LLC | Central Basin [Member]
Long Lived Assets Held For Sale [Line Items]
Proceeds from sale of oil and gas properties	$ 46,830